Short and Long -Term Investments (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of short and long term investments [Line Items]
Current	R$ 91,819	R$ 62,009
Non-current	854,462	1,397,699
Financial assets at fair value through profit or loss and held-to-maturity investments
Disclosure of short and long term investments [Line Items]
Short and long-term investments	946,281	1,459,708
Exclusive investment funds
Disclosure of short and long term investments [Line Items]
Short and long-term investments	R$ 62,972	40,766
Effective interest rate p.a.	1.20%
Investment funds
Disclosure of short and long term investments [Line Items]
Short and long-term investments	R$ 28,847	21,243
Effective interest rate p.a.	0.70%
TAP Bonds
Disclosure of short and long term investments [Line Items]
Short and long-term investments	R$ 854,462	1,236,828
Effective interest rate p.a.	6.70%
Other investments
Disclosure of short and long term investments [Line Items]
Short and long-term investments	R$ 0	R$ 160,871
Effective interest rate p.a.	0.00%